Intangible assets, net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Composition and movement of intangible assets
Beginning balance	[1]	$ 12,632
Ending balance		12,725	$ 12,632	[1]
Software
Composition and movement of intangible assets
Beginning balance		12,632	9,603
Additions		6,790	10,142
Disposals			(1)
Amortization		(6,696)	(6,752)
Exchange differences		(1)	(360)
Ending balance		12,725	12,632		$ 9,603
Amortization expense		6,696	6,752		$ 4,715
Software | Gross value
Composition and movement of intangible assets
Beginning balance		41,048
Ending balance		47,850	41,048
Software | Accumulated depreciation / amortization
Composition and movement of intangible assets
Beginning balance		(28,416)
Ending balance		$ (35,125)	$ (28,416)
Software | Minimum
Composition and movement of intangible assets
Estimated useful lives (in years)		1 year
Software | Maximum
Composition and movement of intangible assets
Estimated useful lives (in years)		4 years

[1]	The comparative Consolidated financial statements have been re-presented from Mexican peso to U.S. dollar to reflect the Company’s change in presentation currency.